T. ROWE PRICE DIVIDEND GROWTH ETF

March 31, 2022 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.2%
COMMUNICATION SERVICES 1.8%
Entertainment 0.8%
Walt Disney (1)	6,989	959
		959
Media 1.0%
Comcast, Class A	28,617	1,340
		1,340
Total Communication Services		2,299
CONSUMER DISCRETIONARY 7.7%
Hotels Restaurants & Leisure 3.4%
Hilton Worldwide Holdings (1)	8,807	1,336
Las Vegas Sands (1)	13,095	509
Marriott International, Class A (1)	3,047	536
McDonald's	5,424	1,341
Yum! Brands	5,824	690
		4,412
Multiline Retail 1.3%
Dollar General	8,031	1,788
		1,788
Specialty Retail 2.6%
Home Depot	4,868	1,457
Ross Stores	15,065	1,363
Tractor Supply	2,417	564
		3,384
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B	3,960	533
		533
Total Consumer Discretionary		10,117
CONSUMER STAPLES 7.7%
Beverages 3.3%
Coca-Cola	26,942	1,671
Diageo, ADR	2,319	471
Keurig Dr Pepper	11,900	451
PepsiCo	10,475	1,753
		4,346
Food & Staples Retailing 1.1%
Costco Wholesale	1,578	909
Walmart	3,800	566
		1,475
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Food Products 2.1%
McCormick	7,596	758
Mondelez International	32,708	2,053
		2,811
Household Products 0.7%
Colgate-Palmolive	4,476	339
Kimberly-Clark	4,212	519
		858
Tobacco 0.5%
Philip Morris International	6,778	637
		637
Total Consumer Staples		10,127
ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
EOG Resources	10,690	1,275
TotalEnergies, ADR	14,995	758
Total Energy		2,033
FINANCIALS 14.0%
Banks 3.8%
Bank of America	32,727	1,349
JPMorgan Chase & Co.	15,646	2,133
Wells Fargo & Co.	32,053	1,553
		5,035
Capital Markets 4.1%
Charles Schwab	21,042	1,774
CME Group	3,493	831
Goldman Sachs Group	1,772	585
Morgan Stanley	15,536	1,358
S&P Global	1,962	805
		5,353
Consumer Finance 0.6%
American Express	3,791	709
		709
Insurance 5.5%
Aon, Class A	4,021	1,309
Chubb	11,094	2,373
Marsh & McLennan	14,530	2,476
Progressive	4,874	556
Willis Towers Watson	2,084	492
		7,206
Total Financials		18,303
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 17.6%
Biotechnology 1.7%
AbbVie	13,639	2,211
		2,211
Health Care Equipment & Supplies 3.2%
Becton Dickinson & Co.	6,012	1,599
Medtronic	9,541	1,058
Stryker	5,662	1,514
		4,171
Health Care Providers & Services 3.4%
Cigna	4,216	1,010
UnitedHealth Group	6,816	3,476
		4,486
Life Sciences Tools & Services 5.1%
Agilent Technologies	9,410	1,245
Danaher	10,905	3,199
Thermo Fisher Scientific	3,938	2,326
		6,770
Pharmaceuticals 4.2%
AstraZeneca, ADR	20,308	1,347
Eli Lilly & Co.	4,562	1,307
Johnson & Johnson	8,503	1,507
Zoetis	7,106	1,340
		5,501
Total Health Care		23,139
INDUSTRIALS & BUSINESS SERVICES 12.5%
Aerospace & Defense 1.2%
Howmet Aerospace	14,661	527
Northrop Grumman	2,485	1,111
		1,638
Air Freight & Logistics 1.1%
United Parcel Service, Class B	6,978	1,497
		1,497
Commercial Services & Supplies 1.5%
Cintas	700	298
Waste Connections	11,813	1,650
		1,948
Electrical Equipment 0.2%
Rockwell Automation	840	235
		235
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Industrial Conglomerates 4.2%
General Electric	19,589	1,792
Honeywell International	9,012	1,754
Roper Technologies	4,073	1,923
		5,469
Machinery 1.8%
Cummins	2,660	546
Deere	761	316
Fortive	530	32
Illinois Tool Works	4,746	994
Otis Worldwide	6,870	529
		2,417
Professional Services 0.5%
Equifax	2,543	603
		603
Road & Rail 2.0%
JB Hunt Transport Services	3,993	802
Union Pacific	6,492	1,773
		2,575
Total Industrials & Business Services		16,382
INFORMATION TECHNOLOGY 20.8%
Electronic Equipment, Instruments & Components 1.4%
Amphenol, Class A	10,984	828
TE Connectivity	7,909	1,036
		1,864
IT Services 6.3%
Accenture, Class A	7,533	2,540
Automatic Data Processing	3,997	910
Broadridge Financial Solutions	6,843	1,066
Fidelity National Information Services	12,203	1,225
Visa, Class A	11,297	2,505
		8,246
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials	6,201	817
Microchip Technology	9,495	713
QUALCOMM	4,287	655
Texas Instruments	10,010	1,837
		4,022
Software 5.9%
Microsoft	25,272	7,792
		7,792
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Technology Hardware, Storage & Peripherals 4.1%
Apple	30,497	5,325
		5,325
Total Information Technology		27,249
MATERIALS 5.0%
Chemicals 2.6%
Air Products & Chemicals	2,203	551
Ecolab	93	16
Linde	4,115	1,314
RPM International	6,506	530
Sherwin-Williams	3,928	981
		3,392
Containers & Packaging 2.4%
Avery Dennison	5,752	1,001
Ball	14,618	1,315
Sealed Air	13,159	881
		3,197
Total Materials		6,589
REAL ESTATE 3.2%
Equity Real Estate Investment Trusts 3.2%
American Tower, REIT	5,971	1,500
Crown Castle International, REIT	4,546	839
Equity Residential, REIT	20,709	1,862
Total Real Estate		4,201
UTILITIES 4.4%
Electric Utilities 1.1%
Eversource Energy	416	37
NextEra Energy	16,301	1,381
		1,418
Gas Utilities 0.6%
Atmos Energy	6,409	766
		766
Multi-Utilities 2.3%
Ameren	12,853	1,205
CMS Energy	15,563	1,088
Sempra Energy	225	38
WEC Energy Group	7,400	739
		3,070
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Water Utilities 0.4%
American Water Works	2,859	473
		473
Total Utilities		5,727
Total Common Stocks (Cost $113,712)		126,166
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
State Street Institutional U.S. Government Money Market Fund, 0.25% (2)	4,857,976	4,858
Total Short-Term Investments (Cost $4,858)		4,858
Total Investments in Securities 99.9% of Net Assets (Cost $118,570)		$131,024
Other Assets Less Liabilities 0.1%		114
Net Assets 100.0%		$131,138

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Dividend Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE DIVIDEND GROWTH ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
On March 31, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
ETF786-054Q1
03/2022